Exhibit 99
Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	27
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,526,999,130.67	67,609	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$347,900,000.00	0.24000%	December 15, 2014
Class A-2 Notes	$467,100,000.00	0.450%	August 15, 2016
Class A-3 Notes	$471,600,000.00	0.670%	April 15, 2018
Class A-4 Notes	$110,200,000.00	1.110%	February 15, 2019
Class B Notes	$44,110,000.00	1.540%	March 15, 2019
Class C Notes	$29,410,000.00	1.720%	July 15, 2019
Class D Notes	$29,410,000.00	2.320%	May 15, 2020
Total	$1,499,730,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,544,869.76

Principal:
Principal Collections	$15,386,856.14
Prepayments in Full	$7,778,568.53
Liquidation Proceeds	$217,698.95
Recoveries	$56,498.47
Sub Total	$23,439,622.09
Collections	$24,984,491.85

Purchase Amounts:
Purchase Amounts Related to Principal	$243,521.60
Purchase Amounts Related to Interest	$1,132.28
Sub Total	$244,653.88

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,229,145.73

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	27
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$25,229,145.73
Servicing Fee	$390,998.69	$390,998.69	$0.00	$0.00	$24,838,147.04
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,838,147.04
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$24,838,147.04
Interest - Class A-3 Notes	$133,600.83	$133,600.83	$0.00	$0.00	$24,704,546.21
Interest - Class A-4 Notes	$101,935.00	$101,935.00	$0.00	$0.00	$24,602,611.21
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,602,611.21
Interest - Class B Notes	$56,607.83	$56,607.83	$0.00	$0.00	$24,546,003.38
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,546,003.38
Interest - Class C Notes	$42,154.33	$42,154.33	$0.00	$0.00	$24,503,849.05
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,503,849.05
Interest - Class D Notes	$56,859.33	$56,859.33	$0.00	$0.00	$24,446,989.72
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,446,989.72
Regular Principal Payment	$22,780,556.01	$22,780,556.01	$0.00	$0.00	$1,666,433.71
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,666,433.71
Residual Released to Depositor	$0.00	$1,666,433.71	$0.00	$0.00	$0.00
Total		$25,229,145.73

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$22,780,556.01
Total					$22,780,556.01
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$22,780,556.01	$48.30	$133,600.83	$0.28	$22,914,156.84	$48.58
Class A-4 Notes	$0.00	$0.00	$101,935.00	$0.93	$101,935.00	$0.93
Class B Notes	$0.00	$0.00	$56,607.83	$1.28	$56,607.83	$1.28
Class C Notes	$0.00	$0.00	$42,154.33	$1.43	$42,154.33	$1.43
Class D Notes	$0.00	$0.00	$56,859.33	$1.93	$56,859.33	$1.93
Total	$22,780,556.01	$15.19	$391,157.32	$0.26	$23,171,713.33	$15.45

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	27

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$239,285,063.98	0.5073899	$216,504,507.97	0.4590850
Class A-4 Notes	$110,200,000.00	1.0000000	$110,200,000.00	1.0000000
Class B Notes	$44,110,000.00	1.0000000	$44,110,000.00	1.0000000
Class C Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Class D Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Total	$452,415,063.98	0.3016643	$429,634,507.97	0.2864746

Pool Information
Weighted Average APR	3.989%	3.995%
Weighted Average Remaining Term	33.38	32.59
Number of Receivables Outstanding	34,243	33,377
Pool Balance	$469,198,422.12	$445,389,804.24
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$452,415,063.98	$429,634,507.97
Pool Factor	0.3072683	0.2916765

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,634,995.65
Targeted Credit Enhancement Amount	$7,634,995.65
Yield Supplement Overcollateralization Amount	$15,755,296.27
Targeted Overcollateralization Amount	$15,755,296.27
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$15,755,296.27

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,634,995.65
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,634,995.65
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,634,995.65

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	27
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		87	$181,972.66
(Recoveries)		93	$56,498.47
Net Loss for Current Collection Period			$125,474.19
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3209%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.5375%
Second Preceding Collection Period			0.5277%
Preceding Collection Period			0.7899%
Current Collection Period			0.3293%
Four Month Average (Current and Preceding Three Collection Periods)			0.5461%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,594	$7,692,813.83
(Cumulative Recoveries)			$775,663.26
Cumulative Net Loss for All Collection Periods			$6,917,150.57
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4530%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,140.46
Average Net Loss for Receivables that have experienced a Realized Loss			$1,924.64

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.14%	549	$9,549,182.60
61-90 Days Delinquent	0.22%	56	$963,275.77
91-120 Days Delinquent	0.04%	12	$198,296.85
Over 120 Days Delinquent	0.20%	39	$879,873.23
Total Delinquent Receivables	2.60%	656	$11,590,628.45

Repossession Inventory:
Repossessed in the Current Collection Period		21	$420,631.29
Total Repossessed Inventory		34	$806,763.84

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3125%
Preceding Collection Period			0.3125%
Current Collection Period			0.3206%
Three Month Average			0.3152%

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	27

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer